ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Other Liabilities, Current [Abstract]
Summary of Accrued Expenses and Other Current Liabilities
	December 31,
	2021	2020

Accrued expenses	$32,812	$18,989
Government authorities	26,911	26,008
Hedging transaction liability	2,677	1,961
Uncertain tax positions	416	1,811

	$62,816	$48,769